Employee Benefit Plan	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Employee Benefit Plan
Employee Benefit Plan

The Company has established a 401(k) Retirement Savings Plan for all of its employees who meet eligibility requirements. Employees can make voluntary contributions to the Plan. The Company currently provides a safe harbor matching contribution of 100% of the amount of the employee contribution up to 3% of the employee's salary and 50% of the amount of the employee contribution that exceeds 3% of the employee's salary, up to 5% of the employee's salary. Safe harbor matching contributions vest immediately. The amount charged to expense for safe harbor matching contributions and administrative fees was $937,000, $865,000 and $785,000 in 2014, 2013 and 2012, respectively.